Warrants (Details 2)	6 Months Ended
May 31, 2021 shares
Warrant outstanding, beginning	21,923,624
Issued	0
Expired	(485,832)
Exercised	0
Warrant outstanding, ending	21,437,792
2018 Firm Warrants
Warrant outstanding, beginning	20,000,000
Issued	0
Expired	0
Exercised	0
Warrant outstanding, ending	20,000,000
October 2018 Placement Agent Warrants
Warrant outstanding, beginning	1,160,314
Issued	0
Expired	0
Exercised	0
Warrant outstanding, ending	1,160,314
June 2016 Warrants
Warrant outstanding, beginning	277,478
Issued	0
Expired	0
Exercised	0
Warrant outstanding, ending	277,478
March 2018 Warrants
Warrant outstanding, beginning	441,666
Issued	0
Expired	(441,666)
Exercised	0
Warrant outstanding, ending	0
March 2018 Placement Agent Warrants
Warrant outstanding, beginning	44,166
Issued	0
Expired	(44,166)
Exercised	0
Warrant outstanding, ending	0